Related-Party Transactions - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 29, 2013 Stockholders	Sep. 30, 2012	Dec. 30, 2012 Stockholders	Jan. 01, 2012	Jan. 02, 2011
Related Party Transaction [Line Items]
Cost to related party				$ 54,057,000	$ 179,182,000
Compensation expense	4,285,000	2,948,000	4,653,000	3,774,000	111,000
Fees paid for usage of aircraft		300,000	600,000	400,000
Aircraft purchased		3,200,000	3,200,000
Purchases from investors	5,600,000	3,700,000	5,600,000	3,400,000
Accounts receivable due from vendor related to vendor rebates			400,000
Accounts payable to vendor	600,000		700,000	400,000
Number of stockholders that are investors in a company that is a supplier of coffee to the Company	2		2
Initial term of services agreement	The initial term of the Services Agreement was September 1, 2007 through September 1, 2009 with automatic renewal for successive one-year terms unless either party provides six months' termination notice.		The initial term of the services agreement was September 1, 2007 through September 1, 2009 with automatic renewal for successive one-year terms unless either party provides six months' termination notice.
Fees and other expenses paid	1,800,000	2,200,000	2,700,000	2,200,000	2,200,000
Termination fee	100,000		100,000
Transition Services Agreement [Member]
Related Party Transaction [Line Items]
Total expenses				4,700,000
Henry's Holdings LLC [Member]
Related Party Transaction [Line Items]
Cost to related party				2,600,000	7,200,000
Operating lease facility area			241,000
S&F [Member]
Related Party Transaction [Line Items]
Cost to related party				54,057,000	179,182,000
Management Services Agreement term			10 years
Annual fee payable to affiliate			1,500,000
Management fees				100,000	300,000
Compensation expense				0	200,000
Management [Member] | Senior Subordinated Notes [Member] | $35.0 million Senior Subordinated Promissory Notes [Member]
Related Party Transaction [Line Items]
Senior Subordinated Promissory Notes held			$ 1,000,000